Financial instruments - Schedule of Financial Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 16,465	$ 32,278
Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12,965	28,778	$ 15,764	$ 155,402
Ordinary shares | Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2,870	2,870
Ordinary shares | Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	630	630
Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2,870	2,870
Quoted prices in active markets (Level 1) | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Quoted prices in active markets (Level 1) | Ordinary shares | Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	2,870	2,870
Quoted prices in active markets (Level 1) | Ordinary shares | Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Significant observable inputs (Level 2)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	630	630
Significant observable inputs (Level 2) | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Significant observable inputs (Level 2) | Ordinary shares | Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Significant observable inputs (Level 2) | Ordinary shares | Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	630	630
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12,965	28,778
Significant unobservable inputs (Level 3) | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12,965	28,778
Significant unobservable inputs (Level 3) | Ordinary shares | Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) | Ordinary shares | Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 0	$ 0